Contingent consideration liabilities - Summary of Fair Value Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	£ 7,068	£ 6,076	£ 5,869
Remeasurement through income statement	768	1,645	1,063
Exchange movement through reserves	(29)	2
Initial recognition from business combinations		482
Cash payments: operating cash flows	(1,134)	(1,058)	(742)
Cash payments: investing activities	(11)	(79)	(114)
Ending balance	6,662	7,068	6,076
Shionogi ViiV healthcare
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	5,890	5,559	5,359
Remeasurement through income statement	934	1,431	1,026
Exchange movement through reserves	0	0
Initial recognition from business combinations		0
Cash payments: operating cash flows	(1,106)	(1,031)	(721)
Cash payments: investing activities	0	(69)	(105)
Ending balance	5,718	5,890	5,559
Affinivax
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	501	0	0
Remeasurement through income statement	44	17	0
Exchange movement through reserves	(29)	2
Initial recognition from business combinations		482
Cash payments: operating cash flows	0	0	0
Cash payments: investing activities	0	0	0
Ending balance	516	501	0
Novartis Vaccines
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	673	479	477
Remeasurement through income statement	(210)	231	32
Exchange movement through reserves	0	0
Initial recognition from business combinations		0
Cash payments: operating cash flows	(28)	(27)	(21)
Cash payments: investing activities	(11)	(10)	(9)
Ending balance	424	673	479
Other
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	4	38	33
Remeasurement through income statement	0	(34)	5
Exchange movement through reserves	0	0
Initial recognition from business combinations		0
Cash payments: operating cash flows	0	0	0
Cash payments: investing activities	0	0	0
Ending balance	£ 4	£ 4	£ 38